Leases-Lessor	12 Months Ended
Mar. 31, 2015
Leases-Lessor

(10) Leases—Lessor

Advantest provides leases that enable its customers to use its semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014	2015
Machinery and equipment	¥8,354	6,789
Less accumulated depreciation	6,661	5,796

	¥1,693	993

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2015 is as follows:

Year ending March 31	Yen (Millions)
2016	¥425
2017	65
2018	0
2019	—
2020	—
Thereafter	—

Total minimum lease income	¥490